Moderna Collaboration and License Agreement - Schedule of Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Movement in Deferred Revenue [Roll Forward]
Balance at the beginning of the period	$ 44,979	$ 46,413	$ 46,413	$ 47,459
Deferral of revenue	0	3,173	16,198	13,873
Recognition of unearned revenue	(3,729)	(3,397)	(17,632)	(14,919)
Balance at the end of the period	$ 41,250	$ 46,189	$ 44,979	$ 46,413